UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2018

Item 1. Reports to Stockholders.

Cboe Vest S&P 500® Dividend Aristocrats
Target Income ETF

Ticker: KNG

Semi-Annual Report
April 30, 2018

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Fund”) was incepted on March 26, 2018.  This discussion is for the period from Fund inception through April 30, 2018 (the “Period”).

The Fund is a passively managed ETF that is designed to track its underlying index, the Cboe S&P 500 Dividend Aristocrats Target Income Index Monthly Series (the “Index”) before fees and expenses.

During the Period, the Fund generally held approximately equal weights in 53 equity names.  Each of these stocks is included because they have increased their dividends each and every year, for at least the last 25 years.  In addition, the fund holds covered call positions on a fraction of the shares held, such that the option premiums received when selling the options, plus the dividends received from the underlying equities, sum to approximately 3.0% in excess of the S&P 500 dividend yield.

Fund Performance vs. Index Performance

For the Period, the Fund performance was -0.45%, based on net asset values (“NAV”), while the Index returned -0.38%.  Thus, the Fund underperformed the Index by 0.07%.  This differential can be explained by the following factors:

1.  Expense Ratio
The pro-rata portion of the annual expense ratio of 0.75% equates to 0.07%.  (The fund was open for 35 days.)  Thus, this negatively impacted the Fund by 0.07%.

2.  Execution costs
Execution costs, which include commissions plus any slippage due to trading securities at prices other than mid-market (i.e., the average of the bid and ask at time of execution), are estimated at 0.01%, causing the Fund to underperform the Index by that amount.

3.  Fund vs. Index Holdings
While the Fund generally attempts to hold securities in the same proportion (i.e., weighting) as the Index, at times the Fund weights may deviate from the Index weights.  The options positions may be “optimized” such that the Fund’s weights are set to take into account any liquidity concerns.  That is, options that may be trading with wider bid-ask spreads may be excluded from the fund holdings, to minimize execution costs.  For the Period, we estimate that the variance in security weights between the Fund and the Index resulted in a 0.01% overperformance for the Fund.

Impact of Fund Holdings on Performance

Since the Fund holds approximately equal weights of each of the equities it owns, the stocks that most significantly impact the Fund’s performance are typically those stocks with the best and worst performance over the Period.

The top five performing holdings for the Period were Hormel Foods Corp, Chevron Corp, VF Corp, Becton Dickinson and Co, and Ecolab Inc, with returns of 9.1%, 8.5%, 8.4%, 7.7%, and 7.4%, respectively.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

The bottom five performing holdings for the Period were 3M Co, Illinois Tool Works, Stanley Black & Decker Inc, General Dynamics Corp, and Leggett & Platt Inc, with returns of -11.7%, -10.8%, -9.5%, -9.5%, and -7.4%, respectively.

Summary

In conclusion, the Fund closely tracked the performance of its underlying index, primarily underperforming the Index due to the impact of the Fund’s expense ratio.

In summary, the Fund’s attribution for the Period, relative to the Index, is as follows:

Index Performance	-0.38%
Expense Ratio	-0.07%
Execution Costs	-0.01%
Fund vs. Index Holdings	+0.01%
Fund Performance	-0.45%

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Fund may trade at a premium or discount to NAV. Shares of an ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent that the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is nondiversified and may concentrate its assets in fewer holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility. The Fund’s emphasis on dividend-paying stocks could fall out of favor, or companies could reduce or eliminate dividends. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. Writing call options are speculative activities and entail greater-than-ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s). The Fund may “turn over” some or all of its covered calls as frequently as weekly, and higher portfolio turnover may result in

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. There can be no guarantee that the Index or Fund will be successful in achieving the objective. The total return performance of the Index and Fund could be negative, even when the Fund achieves its objectives.

Read the “Principal Risk” section of the prospectus for a complete listing of Fund-specific risks.

The Index and the methodology used to calculate the Index are the property of Cboe, and the Adviser is an affiliate of Cboe. Among other things, the methodology involves the S&P 500 Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Adviser, including for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates, other than the Adviser (together without the Adviser, the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). While the Fund may be listed on an exchange that is an affiliate of Cboe, neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Fund. Neither the Cboe Group nor the S&P Group guarantees the adequacy, accuracy, timeliness, and/or completeness of the Index, S&P 500® Index, or any methodology or data related thereto, and neither the Cboe Group nor the S&P Group shall have any liability for any errors, omissions, or interruptions therein.

It is not possible to invest directly into an index.

Covered call: A covered call is an options strategy whereby an investor holds a long position in a stock and sells (also referred to as “writes”) call options on that same stock in an attempt to generate increased income from the stock. A covered call is also known as a “buy-write.”

Fund holdings and/or sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Distributed by Quasar Distributors, LLC

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

PORTFOLIO ALLOCATION
As of April 30, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	56.4%
Wholesale Trade	14.7
Retail Trade	9.6
Finance and Insurance	9.4
Accommodation and Food Services	2.0
Real Estate	2.0
Utilities	2.0
Administrative and Support and Waste Management
and Remediation Services	1.9
Information	1.8
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.0 +
Total	100.0%

+  Represents less than 0.05% of net assets.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.8%

	Accommodation and Food Services – 2.0%
714	McDonald’s Corporation^	$119,552

	Administrative and Support and Waste Management
	and Remediation Services – 1.9%
969	Automatic Data Processing, Inc.^	114,420

	Finance and Insurance – 9.4%
2,505	Aflac, Inc.^	114,153
1,499	Cincinnati Financial Corporation^	105,440
3,374	Franklin Resources, Inc.^	113,501
591	S&P Global, Inc.^	111,462
1,045	T Rowe Price Group, Inc.^	118,942
		563,498
	Information – 1.8%
3,253	AT&T, Inc.^	106,373

	Manufacturing – 56.4%
1,929	Abbott Laboratories^	112,133
1,218	AbbVie, Inc.^	117,598
683	Air Products & Chemicals, Inc.^	110,844
1,749	A.O. Smith Corporation^	107,301
2,495	Archer-Daniels-Midland Company^	113,223
487	Becton Dickinson and Company	112,921
2,062	Brown-Forman Corporation – Class B	115,554
918	Chevron Corporation^	114,851
656	Cintas Corporation^	111,717
989	Clorox Company^	115,911
2,581	Coca-Cola Company^	111,525
1,710	Colgate-Palmolive Company^	111,543
1,193	Dover Corporation^	110,591
761	Ecolab, Inc.^	110,170
1,624	Emerson Electric Company^	107,850
1,426	Exxon Mobil Corporation^	110,871
502	General Dynamics Corporation	101,058
3,173	Hormel Foods Corporation^	115,021
895	Johnson & Johnson^	113,209
1,152	Kimberly-Clark Corporation^	119,278

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Manufacturing (Continued)
1,094	McCormick & Company, Inc.^	$115,319
1,418	Medtronic plc^	113,624
1,805	Nucor Corporation^	111,224
1,658	Pentair plc^	111,550
1,106	PepsiCo, Inc.^	111,640
1,042	PPG Industries, Inc.^	110,327
755	Praxair, Inc.^	115,153
410	Roper Technologies, Inc.	108,318
797	Stanley Black & Decker, Inc.^	112,847
1,453	V.F. Corporation^	117,504
		3,370,675
	Real Estate – 2.0%
1,018	Federal Realty Investment Trust#^	117,935

	Retail Trade – 9.6%
1,346	Lowe’s Companies, Inc.^	110,951
1,600	Target Corporation^	116,160
397	W.W. Grainger, Inc.	111,696
1,757	Walgreens Boots Alliance, Inc.^	116,753
1,318	Walmart, Inc.^	116,590
		572,150
	Utilities – 2.0%
1,461	Consolidated Edison, Inc.^	117,070

	Wholesale Trade – 14.7%
526	3M Company	102,249
1,824	Cardinal Health, Inc.^	117,046
1,278	Genuine Parts Company^	112,873
725	Illinois Tool Works, Inc.^	102,965
2,644	Leggett & Platt, Inc.^	107,214
1,555	Procter & Gamble Company^	112,489
293	Sherwin-Williams Company	107,724
1,850	Sysco Corporation^	115,699
		878,259
	TOTAL COMMON STOCKS (Cost $5,997,757)	5,959,932

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.0%+
2,366	First American Treasury
	Obligations Fund – Class X, 1.58%*	$2,366
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,366)	2,366
	TOTAL INVESTMENTS (Cost $6,000,123) – 99.8%	5,962,298
	Other Assets in Excess of Liabilities – 0.2%	10,735
	NET ASSETS – 100.0%	$5,973,033

Percentages are stated as a percent of net assets.

^	All or a portion of this security is held as collateral for the options written.

To the extent that the fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.  See Note 9 in Notes to Financial Statements.

#	Real Estate Investment Trust (“REIT”)
+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF OPTIONS WRITTEN
April 30, 2018 (Unaudited)

Contracts
(100 shares		Notional
per contract)	Description	Amount	Value
	CALL OPTIONS WRITTEN (a) – (0.2)%
2	Abbott Laboratories, Expires 5/18/2018,
	Exercise Price $60.00	$(11,626)	$(59)
1	AbbVie, Inc., Expires 5/18/2018,
	Exercise Price $92.50	(9,655)	(502)
2	Aflac, Inc., Expires 5/18/2018,
	Exercise Price $45.00	(9,114)	(213)
1	Air Products & Chemicals, Inc.,
	Expires 5/18/2018,
	Exercise Price $165.00	(16,229)	(127)
2	A.O. Smith Corporation, Expires 5/18/2018,
	Exercise Price $65.00	(12,270)	(35)
2	Archer-Daniels-Midland Company,
	Expires 5/18/2018, Exercise Price $45.00	(9,076)	(254)
3	AT&T, Inc., Expires 5/18/2018,
	Exercise Price $35.00	(9,810)	(17)
1	Automatic Data Processing, Inc.,
	Expires 5/18/2018, Exercise Price $115.00	(11,808)	(470)
2	Cardinal Health, Inc., Expires 5/18/2018,
	Exercise Price $62.50	(12,834)	(620)
1	Chevron Corporation, Expires 5/18/2018,
	Exercise Price $120.00	(12,511)	(575)
1	Cincinnati Financial Corporation,
	Expires 5/18/2018, Exercise Price $75.00	(7,034)	(12)
1	Cintas Corporation, Expires 5/18/2018,
	Exercise Price $170.00	(17,030)	(345)
1	Clorox Company, Expires 5/18/2018,
	Exercise Price $115.00	(11,720)	(420)
2	Coca-Cola Company, Expires 5/18/2018,
	Exercise Price $44.00	(8,642)	(50)
2	Colgate-Palmolive Company,
	Expires 5/18/2018,
	Exercise Price $67.50	(13,046)	(52)
1	Consolidated Edison, Inc., Expires 5/18/2018,
	Exercise Price $77.50	(8,013)	(300)
1	Dover Corporation, Expires 5/18/2018,
	Exercise Price $95.00	(9,270)	(125)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF OPTIONS WRITTEN
April 30, 2018 (Unaudited) (Continued)

Contracts
(100 shares		Notional
per contract)	Description	Amount	Value
	CALL OPTIONS WRITTEN (a) (Continued)
1	Ecolab, Inc., Expires 5/18/2018,
	Exercise Price $150.00	$(14,477)	$(72)
1	Emerson Electric Company, Expires 5/18/2018,
	Exercise Price $70.00	(6,641)	(30)
1	Exxon Mobil Corporation, Expires 5/18/2018,
	Exercise Price $77.50	(7,775)	(113)
1	Federal Realty Investment Trust,
	Expires 5/18/2018, Exercise Price $110.00	(11,585)	(650)
3	Franklin Resources, Inc., Expires 5/18/2018,
	Exercise Price $34.50	(10,092)	(112)
1	Genuine Parts Company, Expires 5/18/2018,
	Exercise Price $87.50	(8,832)	(252)
3	Hormel Foods Corporation, Expires 5/18/2018,
	Exercise Price $35.00	(10,875)	(465)
1	Illinois Tool Works, Inc., Expires 5/18/2018,
	Exercise Price $160.00	(14,202)	(2)
1	Johnson & Johnson, Expires 5/18/2018,
	Exercise Price $125.00	(12,649)	(305)
1	Kimberly-Clark Corporation, Expires 5/18/2018,
	Exercise Price $100.00	(10,354)	(435)
2	Leggett & Platt, Inc., Expires 5/18/2018,
	Exercise Price $45.00	(8,110)	(5)
1	Lowe’s Companies, Inc., Expires 5/18/2018,
	Exercise Price $82.50	(8,243)	(170)
1	McCormick & Company, Inc., Expires 5/18/2018,
	Exercise Price $105.00	(10,541)	(195)
1	McDonald’s Corporation, Expires 5/18/2018,
	Exercise Price $160.00	(16,744)	(820)
1	Medtronic plc, Expires 5/18/2018,
	Exercise Price $80.00	(8,013)	(137)
2	Nucor Corporation, Expires 5/18/2018,
	Exercise Price $62.50	(12,324)	(238)
1	Pentair plc, Expires 5/18/2018,
	Exercise Price $70.00	(6,728)	(58)
1	PepsiCo, Inc., Expires 5/18/2018,
	Exercise Price $100.00	(10,094)	(208)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF OPTIONS WRITTEN
April 30, 2018 (Unaudited) (Continued)

Contracts
(100 shares		Notional
per contract)	Description	Amount	Value
	CALL OPTIONS WRITTEN (a) (Continued)
1	PPG Industries, Inc., Expires 5/18/2018,
	Exercise Price $110.00	$(10,588)	$(38)
1	Praxair, Inc., Expires 5/18/2018,
	Exercise Price $150.00	(15,265)	(400)
1	Procter & Gamble Company, Expires 5/18/2018,
	Exercise Price $75.00	(7,234)	(17)
1	S&P Global, Inc., Expires 5/18/2018,
	Exercise Price $190.00	(18,860)	(275)
1	Stanley Black & Decker, Inc., Expires 5/18/2018,
	Exercise Price $145.00	(14,159)	(148)
2	Sysco Corporation, Expires 5/18/2018,
	Exercise Price $60.00	(12,508)	(610)
1	T Rowe Price Group, Inc., Expires 5/18/2018,
	Exercise Price $110.00	(11,382)	(485)
1	Target Corporation, Expires 5/18/2018,
	Exercise Price $70.00	(7,260)	(318)
1	V.F. Corporation, Expires 5/18/2018,
	Exercise Price $77.50	(8,087)	(435)
2	Walgreens Boots Alliance, Inc.,
	Expires 5/18/2018, Exercise Price $65.00	(13,290)	(447)
1	Walmart, Inc., Expires 5/18/2018,
	Exercise Price $87.50	(8,846)	(281)
	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $13,567)		$(11,897)

(a)	Exchange-Traded

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value (Cost $6,000,123)	$5,962,298
Receivable for securities sold	192,617
Deposit at broker for options	18,341
Dividends and interest receivable	8,669
Cash	861
Total assets	6,182,786

LIABILITIES
Payable for securities purchased	$193,971
Options written, at value (Premiums received $13,567)	11,897
Management fees payable	3,885
Total liabilities	209,753

NET ASSETS	$5,973,033

Net Assets Consist of:
Paid-in capital	$5,992,939
Undistributed (accumulated) net investment income (loss)	15,062
Accumulated net realized gain (loss) on investments	1,187
Net unrealized appreciation (depreciation) on:
Investments	(37,825)
Options written	1,670
Net assets	$5,973,033

Net Asset Value:
Net assets	$5,973,033
Shares outstanding^	150,000
Net asset value, offering and redemption price per share	$39.82

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2018* (Unaudited)

INCOME
Dividends	$18,684
Interest	240
Broker interest income	23
Total investment income	18,947

EXPENSES
Management fees	3,885
Total expenses	3,885
Net investment income (loss)	15,062

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	452
Options written	735
Change in unrealized appreciation (depreciation) on:
Investments	(37,825)
Options written	1,670
Net realized and unrealized gain (loss)	(34,968)
Net increase (decrease) in net assets
resulting from operations	$(19,906)

*  Fund inception date of March 26, 2018.  The information presented is for the period from March 26, 2018 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$15,062
Net realized gain (loss) on investments and options written	1,187
Change in unrealized appreciation (depreciation)
on investments and options written	(36,155)
Net increase (decrease) in net assets
resulting from operations	(19,906)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,992,580
Transaction fees (Note 8)	359
Net increase (decrease) in net assets
derived from capital share transactions (a)	5,992,939
Net increase (decrease) in net assets	$5,973,033

NET ASSETS
Beginning of period	$—
End of period	$5,973,033
Undistributed (accumulated) net
investment income (loss)	$15,062

(a)	A summary of capital share transactions is as follows:

	Period Ended
	April 30, 2018*
	(Unaudited)
	Shares	Amount
Subscriptions	150,000	$5,992,580
Redemptions	—	—
	150,000	$5,992,580

*	Fund inception date of March 26, 2018. The information presented is for the period from March 26, 2018 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$40.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.11
Net realized and unrealized gain (loss) on investments	(0.29)
Total from investment operations	(0.18)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)	0.00	(6)

Net asset value, end of period	$39.82

Total return	(0.45	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$5,973

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(4)
Net investment income to average net assets	2.91	%(4)

Portfolio turnover rate(5)	4	%(3)

(1)	Inception date of March 26, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF is to track the performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”). The Fund’s inception date is March 26, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,959,932	$—	$—	$5,959,932
Short-Term Investments	2,366	—	—	2,366
Total Investments
in Securities, at value	$5,962,298	$—	$—	$5,962,298

^ See Schedule of Investments for breakout of investments by sector classification

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$11,897	$—	$11,897
Total Call Options
Written, at value	$—	$11,897	$—	$11,897

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes.  The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investment in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to April 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Cboe VestSM Financial LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser at an annual rate of 0.75% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended April 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $4,246,234 and $216,367 respectively.

During the period ended April 30, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended April 30, 2018, in-kind transactions associated with creations were $1,968,107 and there were no redemptions.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended April 30, 2018. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments. There were no distributions paid by the Fund during the period ended April 30, 2018.

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Fund’s use of derivatives. The location and value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations are included in the following tables.

The Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF will employ a “partial covered call strategy,” meaning that Covered Calls will be written on a notional value of no more than 20% of the value of each underlying Aristocrat Stock, such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Fund to generate income. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average volume of derivative activity during the period ended April 30, 2018 is as follows:

Average
Value
Written Options	$(8,342)

The effect of derivative instruments on the Statement of Assets and Liabilities for the period ended April 30, 2018 is as follows:

	Liability Derivatives*
Derivatives	Location	Value
Equity Contracts – Options	Options written,
	at value	$(11,897)

*  There were no asset derivatives for the period ended April 30, 2018

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2018 is as follows:

	Realized	Change in Unrealized
	Gain (Loss)	Appreciation (Depreciation)
	on Derivatives	on Derivatives
Derivatives	Recognized in Income	Recognized in Income
Equity Contracts –
Options Written	$735	$1,670

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF as of April 30, 2018:

Liabilities
Gross Amounts not
offset in the Statement
of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
		Offset	Presented
		in the	in the
	Gross	Statement	Statement
	Amounts of	of Assets	of Assets
Description /	Recognized	and	and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Options Written
Societe Generale	$11,897	$—	$11,897	$11,897	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 8 – SHARE TRANSACTIONS

Shares of Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 9 – PRINCIPAL RISK

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of its shares may rise and fall more than the value of shares of funds that invest in securities of companies in a broader range of industries or sectors.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

EXPENSE EXAMPLE
For the Period Ended April 30, 2018 (Unaudited)

As a shareholder of the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 26, 2018 – April 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

EXPENSE EXAMPLE
For the Period Ended April 30, 2018 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 26, 2018(1)	April 30, 2018	During the Period
Actual	$1,000.00	$ 995.50	$0.72(2)
Hypothetical (5% annual	$1,000.00	$1,021.08	$3.76(3)
return before expenses)

(1)	Fund inception.
(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 35 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(3)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.75%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 26, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Cboe VestSM Financial LLC (the “Adviser”), and the Trust, on behalf of the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of their advisory businesses, including key personnel and compliance programs. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, including a family of registered mutual funds, and the ownership structure of the firm.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board considered that, because the Fund is designed to track the performance of an index, the Board in the future would focus on whether the Fund achieved its investment objectives as a passively-managed fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the expense ratio for the Fund and compared it to the universe of US Fund Option Writing exchange traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”). The Board noted that the expense ratio for the Fund was only slightly above the median of the Category Peer Group and that the expense ratio was reasonable given the unique and proprietary nature of the Fund’s index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.cboevestetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.cboevestetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.cboevestetfs.com.

(This Page Intentionally Left Blank.)

Adviser
Cboe VestSM Financial LLC
1765 Greensboro Station Place, Suite 900
McLean, Virginia  22102

Index Provider
Cboe
400 South LaSalle Street
Chicago, Illinois  60605

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC  20004

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Symbol – KNG
CUSIP – 26922A537

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    June 29, 2018

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    June 29, 2018

* Print the name and title of each signing officer under his or her signature.